DERIVATIVE LIABILITIES WARRANTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Liabilities [Line Items]
Number of warrants related to derivative liabilities	769,230
Expected volatility, warrants outstanding	141.00%	106.00%
Expected term, warrants outstanding	8 months 19 days	2 years
Expected discount rate, warrants outstanding	1.01%	0.36%
Expected dividend yield, warrants outstanding	0.00%	0.00%
Derivative financial liabilities	$ 55	$ 51